CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (CAPITAL DEFICIENCY) - USD ($) $ in Thousands	Ordinary shares.	Additional paid-in capitals	Accumulated deficit	Total
Balance at beginning of period at Dec. 31, 2021	$ 1,495	$ 375,246	$ (367,866)	$ 8,875
Share-based compensation to employees and service providers			5,675	5,675
Issuance of ordinary shares, net of issuance costs	1,326	7,393		8,719
Issuance Of Ordinary Shares For Vested RSUs	14	(14)
Comprehensive income (loss)			(71,669)	(71,669)
Balance at end of period at Dec. 31, 2022	2,835	382,625	(433,860)	(48,400)
Share-based compensation to employees and service providers			2,209	2,209
Issuance of ordinary shares, net of issuance costs	18,556	5,788		24,344
Issuance Of Ordinary Shares For Vested RSUs	50	(50)
Comprehensive income (loss)			23,916	23,916
Balance at end of period at Dec. 31, 2023	21,441	388,363	(407,735)	2,069
Share-based compensation to employees and service providers			1,202	1,202
Issuance of ordinary shares, net of issuance costs	13,135	(12,821)		314
Issuance Of Ordinary Shares For Vested RSUs	460	(460)
Comprehensive income (loss)			(8,268)	(8,268)
Balance at end of period at Dec. 31, 2024	$ 35,036	$ 375,082	$ (414,801)	$ (4,683)